[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

            March 23, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Invesco High Income Trust II
File Nos.: 333-206405; 811-05769–Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of the Invesco High Income Trust II (the “Fund”), transmitted for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-2, filed with the Securities and Exchange Commission (the “Commission) on August 14, 2015.

If you have any questions or require any further information with respect to this filing, please call me at (212) 735-3406, Kevin Hardy at (312) 407-0641 or Amanda Roberts of Invesco at (404) 439-3214.

Very truly yours,

/s/ Michael K. Hoffman
Michael K. Hoffman

Enclosure